Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease, Future minimum lease payments	$ 12,100
Operating lease, Revised lease term	2025-01
Operating lease, Option to extend	7
Lease cost	$ 19,423	$ 15,704	$ 12,990
Operating lease, Option to terminate	The termination of the operating lease for the Company’s former headquarters facility located in Mountain View, CA occurred during the year ended March 31, 2020.
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, Conractual terms	10 years 3 months 18 days
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, Conractual terms	2 years 4 months 24 days
Lease Termination Member [Member]
Lessee, Lease, Description [Line Items]
Lease cost	$ 4,900